Transactions with related parties (Details 2) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Trade and other receivables	€ 15,737	€ 17,593
Other current assets	1,573	2,591
Other non-current financial assets	1,675	1,860
Other non-current assets	1,323	1,348
Current financial liabilities	2,242	3,396
Trade and other payables	16,748	16,703
Other current liabilities	1,515	2,599
Other non-current liabilities	1,479	1,768
Net sales from operations	66,919	55,762	€ 72,286
Other income and revenues	4,058	931	1,252
Purchases, services and other	52,461	44,124	56,848
Payroll and related costs	2,951	2,994	3,119
Other operating (expense) income	(32)	16	(485)
Financial income	3,924	5,850	8,635
Financial expense	5,886	6,232	10,104
Derivative financial instruments	€ 837	€ (482)	160
Total revenues			10,277
Total costs			€ (12,199)
Net sales from operations, Percentage	2.34%	2.22%	1.86%
Other income and revenues, Percentage	1.01%	7.95%	5.51%
Purchases, services and other, Percentage	17.47%	18.61%	12.11%
Payroll and related costs, Percentage	1.15%	0.80%	1.76%
Other operating (expense) income, Percentage	0.00%	0.00%	0.00%
Financial income, Percentage	4.87%	2.69%	0.96%
Financial expense, Percentage	0.07%	2.33%	0.49%
Derivative financial instruments, Percentage		0.00%
Total revenues, Percentage			3.35%
Operating costs, Percentage			1.66%
Other operating income (loss)	€ (32)	€ 16	€ (485)
Net change in trade and other receivables and liabilities	657	1,286	4,944
Net interests	104	160	81
Net cash provided from operating activities - Continuing operations	10,117	7,673	12,875
Net cash provided from operating activities - Discontinued operations			(1,226)
Net cash provided from operating activities	10,117	7,673	11,649
Net cash used in investing activities	(3,768)	(4,443)	(10,923)
Net cash used in financing activities	(4,595)	(3,651)	(1,351)
Related parties [member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Trade and other receivables	907	1,100
Other current assets	30	57
Other non-current financial assets	1,214	1,349
Other non-current assets	46	13
Current financial liabilities	164	191
Trade and other payables	2,808	2,289
Other current liabilities	60	88
Other non-current liabilities	€ 23	€ 23
Trade and other receivables, Percentage	5.76%	6.25%
Other current assets, Percentage	1.91%	2.20%
Other non-current financial assets, Percentage	72.48%	72.53%
Other non-current assets, Percentage	3.48%	0.96%
Current financial liabilities, Percentage	7.31%	5.62%
Trade and other payables, Percentage	16.77%	13.70%
Other current liabilities, Percentage	3.96%	3.39%
Other non-current liabilities, Percentage	1.56%	1.30%
Net sales from operations	€ 1,567	€ 1,238	1,342
Other income and revenues	41	74	69
Purchases, services and other	9,164	8,212	6,882
Payroll and related costs	34	24	55
Other operating (expense) income	331	247	96
Financial income	191	157	83
Financial expense	4	145	50
Derivative financial instruments		27
Total revenues			344
Total costs			(202)
Revenues and other income	1,608	1,312	1,411
Costs and other expenses	(5,360)	(5,623)	(5,786)
Other operating income (loss)	331	247	96
Net change in trade and other receivables and liabilities	391	182	105
Net interests	187	133	82
Net cash provided from operating activities - Continuing operations	(2,843)	(3,749)	(4,092)
Net cash provided from operating activities - Discontinued operations			126
Net cash provided from operating activities	(2,843)	(3,749)	(3,966)
Capital expenditure in tangible and intangible assets	(3,838)	(2,613)	(1,151)
Disposal of investments		463
Net change in accounts payable and receivable in relation to investments	425	252	(238)
Change in financial receivables	298	5,650	(194)
Net cash used in investing activities	(3,115)	3,752	(1,583)
Change in financial liabilities	(16)	(192)	13
Net cash used in financing activities	(16)	(192)	13
Total financial flows to related parties	€ (5,974)	€ (189)	€ (5,536)
Cash provided from operating activities, Percentage	0.00%	0.00%	0.00%
Cash used in investing activities, Percentage	82.67%	0.00%	14.49%
Cash used in financing activities, Percentage	0.35%	5.26%	0.00%